Jan. 04, 2021
First Trust TCW Unconstrained Plus Bond ETF
Summary Information
Investment Objective
The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the “Fund”) is to seek to maximize long-term total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example assumes First Trust's agreement to waive management fees of 0.10% of average daily net assets per year will be terminated following December 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund’s investment sub-advisor, TCW Investment Management Company LLC (“TCW” or the “Sub-Advisor”), manages the Fund’s portfolio in an “unconstrained” manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality, including up to 70% of its net assets in high yield (or “junk”) securities, up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries and up to 50% of its net assets in securities denominated in non-U.S. currencies. Additionally, under normal market conditions, the Fund’s average portfolio duration will vary from between 0 to 10 years. Duration is a measure of the expected price volatility of a fixed income security as a result of changes in market rates of interest.In managing the Fund’s portfolio, TCW employs a flexible approach that allocates the Fund’s investments across a range of global investment opportunities and actively manage exposure to interest rates, credit sectors and currencies. At the core of TCW’s investment process is its long-term economic outlook, which drives duration and yield curve and sector positioning. TCW will also seek to utilize independent, bottom-up research to identify securities that are undervalued and that offer a superior risk/return profile.Pursuant to this investment strategy, the Fund may invest principally in the following types of fixed income securities: securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including those with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans (“Senior Loans”); municipal bonds; collateralized loan obligations ("CLOs"); Rule 144A securities; and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock.The Fund may invest a significant portion of its assets in securitized investment products, including up to 50% of its net assets in each of asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest up to 50% of its net assets invested in fixed income investments in non-agency, non-government sponsored entity securities and privately-issued mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs ("Private MBS/ABS"). The Fund’s investments in Private MBS/ABS are subject to the following restrictions: (1) the Fund may not invest more than 50% of its total assets in non-agency residential mortgage-backed securities, non-agency commercial mortgage-backed securities, CLOs, and non-agency asset-backed securities; (2) the Fund may not invest more than 25% of its total assets in non-agency residential mortgage-backed securities; (3) the Fund may not invest more than 25% of its total assets in non-agency commercial mortgage-backed securities and CLOs; and (4) the Fund may not invest more than 25% of its total assets in non-agency asset-backed securities. To the extent the Fund’s investments in Private MBS/ABS exceed 20% of its total assets, the following restrictions apply to Private MBS/ABS in excess of 20%: (1) non-agency residential mortgage-backed securities shall have a weighted average loan age of 84 months or more; (2) non-agency commercial mortgage-backed securities and CLOs shall have a weighted average loan age of 60 months or more; and (3) non-agency asset-backed securities shall have a weighted average loan age of 12 months or more.As stated above, the Fund may invest up to 70% of its net assets in securities rated below investment grade by one or more nationally recognized statistical rating organization (“NRSROs”), or, if unrated, judged to be of comparable quality by the Sub-Advisor (commonly referred to as “high yield” or “junk” bonds). The Fund may also invest up to 60% of its net assets in securities of issuers with significant ties to emerging markets, as determined by the Sub-Advisor. The Sub-Advisor considers emerging market countries to be countries that are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by non-U.S. investors.The Fund may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements and forward contracts for duration/yield curve management and/or hedging purposes. The Fund may invest up to 25% of its assets in over-the-counter derivatives that are used to reduce currency, interest rate or credit risk arising from the Fund’s investments. The Fund’s investments in over-the-counter derivatives that are not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the assets in the Fund’s portfolio. For purposes of these percentage limitations on over-the-counter derivatives, the weight of such derivatives will be calculated as the aggregate gross notional value of such over-the-counter derivatives.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.CASH TRANSACTIONS RISK. The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.CREDIT RISK. An issuer or other obligated party of a debt security held by the Fund may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.FLOATING RATE DEBT INSTRUMENTS RISK. Investments in floating rate debt instruments are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. Floating rate debt instruments include debt securities issued by corporate and governmental entities, as well bank loans, mortgage-backed securities and asset-backed securities. Floating rate debt instruments are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate debt instrument is set at the level of a widely followed interest rate, plus a fixed spread. As a result, the coupon on floating rate debt instrument will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the instrument. A floating rate debt instrument’s coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, floating rate debt instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate debt instruments may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate. To the extent the Fund invests in floating rate loans, such instruments may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities. It is possible that the collateral securing a floating rate loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, floating rate loans may not be considered “securities” under federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund’s shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund’s shares.INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.LIBOR RISK. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. Additionally, the COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.MORTGAGE-RELATED SECURITIES RISK. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.NON-AGENCY SECURITIES RISK. Investments in asset-backed or mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loans, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. There are no direct or indirect government or agency guarantees of payments in loan pools created by non-government issuers. Securities issued by private issuers are subject to the credit risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of pools that include subprime loans. Non-agency securities are typically traded “over-the-counter” rather than on a securities exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held by the Fund may be particularly difficult to value because of the complexities involved in assessing the value of the underlying loans.NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.REPURCHASE AGREEMENT RISK. A repurchase agreement is an agreement to purchase a security from a party at one price and a simultaneous agreement to sell it back to the original party at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements are subject to the risk of failure. If the Fund's counterparty defaults on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.RESTRICTED SECURITIES RISK. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.TBA TRANSACTIONS RISK. The Fund may purchase securities via TBA Transactions. In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.
Annual Total Return
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a market index. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.
First Trust TCW Unconstrained Plus Bond ETF <br/>Calendar Year Total Returns as of 12/31 (1)
(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/19 to 09/30/20 was 4.13%.
During the period shown in the chart above:Best Quarter
Average Annual Total Returns for the Periods Ended December 31, 2019
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.